UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  28-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

     /s/ Jean-Guy Talbot     Montreal, Quebec, Canada     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $254,830 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    37091   364820 SH       SOLE                   364820        0        0
AVALONBAY CMNTYS INC           COM              053484101    16116   171190 SH       SOLE                   171190        0        0
GENERAL GROWTH PPTYS INC       COM              370021107    17909   434894 SH       SOLE                   434894        0        0
GRUBB & ELLIS CO               COM PAR $0.01    400095204     3486   543840 SH       SOLE                   543840        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    12336   723920 SH       SOLE                   723920        0        0
KILROY RLTY CORP               COM              49427F108    17515   318690 SH       SOLE                   318690        0        0
MERUELO MADDUX PROPERTIES IN   COM              590473104     3262   815600 SH       SOLE                   815600        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    12798   407970 SH       SOLE                   407970        0        0
POST PPTYS INC                 COM              737464107    15658   445830 SH       SOLE                   445830        0        0
PROLOGIS                       SH BEN INT       743410102    13038   205710 SH       SOLE                   205710        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    49210   566542 SH       SOLE                   566542        0        0
SL GREEN RLTY CORP             COM              78440X101    20271   216900 SH       SOLE                   216900        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     3963    90000 SH       SOLE                    90000        0        0
VENTAS INC                     COM              92276F100    13445   297120 SH       SOLE                   297120        0        0
VORNADO RLTY TR                SH BEN INT       929042109    18732   212980 SH       SOLE                   212980        0        0